Stock-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Incentive_Stock_Option_Plan	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of incentive stock option plans	2
Holding period of restricted stock available to executives	4 years
Share based compensation arrangement long-term retention program restricted stock available to executive releasing period	10 years
Number of days considered for weighted average trading price	20 days
Percentage of annual retainers	60.00%
Percentage of additional annual retainers	100.00%
Stock Option Plan 1987 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of granted option		7 years
Stock Option Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares, issued under the option plan	16,000,000
Number of shares available to be granted	6,793,030	7,516,831
Period of granted option	7 years
Option vested under stock option plan to employees and consultants	One-third on each of the first three anniversaries of the date of grant.